Main assumptions (Details)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basis of determining recoverable amounts		Value in use: cash flows	Value in use: cash flows	Value in use: cash flows
Period of the projections of cash flows	[1]	5 years	5 years	5 years
Growth rate perpetual	[1]	4.80%	4.30%	4.80%
Discount rate	[2]	12.30%	12.40%	12.50%

[1]	The projections of cash flow are prepared using Management´s growth plans and internal budget, based on historical data, market expectations and conditions such as industry growth, interest rate and inflation.
[2]	The discount rate is calculated based on the capital asset pricing model (CAPM). The discount rate before tax is 18.77% (2020 – 19.56% and 2019 – 17.88%).